Organization and Reorganization - Cash flow of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Organization and Reorganization
Net cash (used in)/generated from operating activities	¥ (74,892)	$ (10,550)	¥ (109,679)	¥ (92,255)
Net cash generated from investing activities			(212)	47,856
Net cash generated from/(used in) financing activities	13,972	1,968	91,241	7,000
Net (decrease)/increase in cash, cash equivalent and restricted cash	(60,850)	$ (8,572)	(20,455)	(42,447)
Consolidated VIEs primary beneficiary
Organization and Reorganization
Net cash (used in)/generated from operating activities	(15,357)		2,483	(22,124)
Net cash generated from investing activities				2,920
Net cash generated from/(used in) financing activities	13,172		(1,285)	4,000
Net (decrease)/increase in cash, cash equivalent and restricted cash	¥ (2,185)		¥ 1,198	¥ (15,204)